UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Management LP
Address:  445 Hamilton Avenue, Suite 1210
          White Plains, New York  10601

Form 13F File Number:  28-11143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner
Title:  Authorized Signatory
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner                   New York, New York                02/14/07
[Signature]                            [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $2,247,973
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----


                           Form 13F Information Table
                 Name of Reporting Manager: Icahn Management LP

COLUMN 1             COLUMN 2      COLUMN 3         COLUMN 4         COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8

                     TITLE OF                  VALUE     SHRS OR     SH/   PUT/      INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER       CLASS         CUSIP       (x$1000)  PRN AMT     PRN   CALL      DISCRETION   MANAGER    SOLE   SHARED     NONE
--------------       -----         -----       --------  -------     ---   ----      ----------   -------    ----   ------     ----

ADVENTRX PHARM INC.   COM        00764X103     10,205   3,459,459     SH                Sole        n/a    3,459,459

BLOCKBUSTER INC.      CL A       093679108     48,601   9,187,280     SH                Sole        n/a    9,187,280

BLOCKBUSTER INC.      CL B       093679207     21,819   4,452,905     SH                Sole        n/a    4,452,905

CIGNA CORP.           COM        125509109     89,432     679,733     SH                Sole        n/a      679,733

CYBERONICS INC.       COM        23251P102     20,640   1,000,000     SH                Sole        n/a    1,000,000

FEDERATED DEPT        COM        31410H101    259,983   6,818,345     SH                Sole        n/a    6,818,345
STORES INC DE

HILTON HOTELS CORP.   COM        432848109    141,605   4,057,440     SH                Sole        n/a    4,057,440

LEAR CORP.            COM        521865105    283,368   9,595,953     SH                Sole        n/a    9,595,953

LIONS GATE         COM NEW       535919203     44,207   4,119,918     SH                Sole        n/a    4,119,918
ENTMNT CORP.

MEDIMMUNE, INC.       COM        584699102     89,833   2,775,206     SH                Sole        n/a    2,775,206

QUEST RESOURCE     COM NEW       748349305      8,767     868,002     SH                Sole        n/a      868,002
CORP.

REALOGY CORP.         COM        75605E100    135,907   4,482,415     SH                Sole        n/a    4,482,415

RECKSON ASSOCS        COM        75621K106    127,063   2,786,473     SH                Sole        n/a    2,786,473
RLTY CORP.

REGENERON PHARM.      COM        75886F107      3,478     173,304     SH                Sole        n/a      173,304
INC.

TAKE-TWO INTERACTIVE  COM        874054109     35,350   1,990,416     SH                Sole        n/a    1,990,416
SOFTWAR

TALISMAN ENERGY INC.  COM        87425E103     81,552   4,800,000     SH                Sole        n/a    4,800,000

TELIK INC.            COM        87959M109      9,214   2,080,002     SH                Sole        n/a    2,080,002

TEMPLE-INLAND         COM        879868107    195,167   4,240,000     SH                Sole        n/a    4,240,000

TIME WARNER INC.      COM        887317105    436,273  20,030,922     SH                Sole        n/a   20,030,922

UNUMPROVIDENT CORP.   COM        91529Y106     51,066   2,457,440     SH                Sole        n/a    2,457,440

WCI CMNTYS INC.       COM        92923C104     28,003   1,460,000     SH                Sole        n/a    1,460,000

WILLIAMS COMPANIES    COM        969457100    126,440   4,840,724     SH                Sole        n/a    4,840,724
INC.

                                 TOTAL      2,247,973